Share-Based Compensation - Schedule of RSUs Activities (Details) - RSUs [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of RSUs Activities [Line Items]
Number of RSUs unvested	1,152,786	2,159,748
Weighted- average grant-date fair value unvested	$ 1.12	$ 1.17
Number of RSUs unvested granted	2,556,344	1,794,136
Weighted- average grant-date fair value granted	$ 2.95	$ 2.18
Number of RSUs unvested vested	(2,085,508)	(2,228,986)
Weighted- average grant-date fair value vested	$ 2.44	$ 1.94
Number of RSUs unvested forfeited	(195,260)	(572,112)
Weighted- average grant-date fair value forfeited	$ 1.23	$ 1.47
Number of RSUs unvested	1,428,362	1,152,786
Weighted- average grant-date fair value unvested	$ 2.46	$ 1.12